UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2005




ITEM 1. REPORT TO STOCKHOLDERS.
THE USAA INTERNATIONAL FUND - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2005


[LOGO OF USAA]
   USAA(R)

                             USAA INTERNATIONAL Fund

                                  [GRAPHIC OF USAA INTERNATIONAL FUND]

     A n n u a l   R e p o r t

--------------------------------------------------------------------------------
     MAY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

    Distributions to Shareholders                                           14

    Report of Independent Registered Public Accounting Firm                 15

    Portfolio of Investments                                                16

    Notes to Portfolio of Investments                                       21

    Financial Statements                                                    23

    Notes to Financial Statements                                           26

EXPENSE EXAMPLE                                                             41

ADVISORY AGREEMENTS                                                         43

DIRECTORS' AND OFFICERS' INFORMATION                                        51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                               IN THE CURRENT INVESTMENT
                                           ENVIRONMENT . . . INVESTORS MAY
[PHOTO OF CHRISTOPHER W. CLAUS]          FIND THAT QUALITY, DIVERSIFICATION,
                                           SAFETY, LIQUIDITY, AND PATIENCE
                                             ARE THE SMARTEST STRATEGIES.

                                                         "

                                                                       June 2005
--------------------------------------------------------------------------------

                 As I write to you, inflation - a key driver of both the stock and bond markets - appears to be under control. The U.S. economy is in good health, and I expect the gross domestic product (GDP) to grow between 3% and 3.5% in 2005. Meanwhile, the Federal Reserve Board (the Fed) shows signs of nearing the end of its interest-rate tightening schedule; it is likely to leave the federal funds rate near 3.5% or 3.75%. Oil prices have moved higher, rising above $50 a barrel and continuing to constrain economic growth.

                 Although U.S.  equity  valuations  are trading at  historically high levels for a rising interest-rate environment, international valuations appear a little more reasonable. Remarkably, long-term interest rates have remained low, which has helped to support the stock market. Why? The bond market seems to believe that the economy will slow. Absent inflation and a rising dollar, longer-term interest rates actually declined in 2005, increasing the value of longer-term bonds. In my opinion, longer-term rates will continue to have a significant impact on the direction of the stock and bond markets over the next few quarters.

                 The growth in the U.S. budget deficit is of some concern. Sooner or later, the government must cut spending and/or raise taxes to pay its bills - both would be challenging for the U.S. economy over the long term.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Consumers have their own budget deficits. Some pundits scoff at the significance; others predict a day of reckoning. I believe Americans have to curb their spending and start saving more to support their eventual retirements. And while greater savings may be a plus, a slowdown in consumer spending would hurt economic growth.

                 Against this backdrop, investors may find that quality, diversification, safety, liquidity, and patience are the smartest strategies. For short-term investors, money markets provide yields near 3%, with relative safety and liquidity. Investors with longer-term horizons could see annual returns of 4% to 5% a year in bonds, particularly if they reinvest the interest. Stocks are likely to generate only modest gains going forward; we see the equity markets providing mid-single-digit returns over the next several years.

                 In the current investment environment, it would be prudent to take what the market offers us and resist the urge to reach for higher returns at dramatically greater risk. Sometimes risk is simply risk and is not always rewarded with higher returns. We will continue to look for value in our investments, examine the risks, and not stray from our investment discipline.

                 From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF DAVID R. MANNHEIM]                     [PHOTO OF MARCUS L. SMITH]
   DAVID R. MANNHEIM                                MARCUS L. SMITH
     MFS Investment Management                         MFS Investment Management

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA International Fund had a total return of 11.91% for the year ended May 31, 2005. This compares to a 13.31% return for the Lipper International Funds Average, 14.20% for the Lipper International Funds Index, and 0.05% for the Morgan Stanley Capital International Europe, Australia and Far East (MSCI-EAFE) Index.

CAN YOU DESCRIBE THE MARKET ENVIRONMENT?

                 There were two distinct phases for global markets during the period. From June 2004 through December 2004, stocks benefited from strong earnings growth, while dollar-denominated funds such as ours gained from the currency's depreciation as returns from overseas markets were translated back into dollars. So far in 2005, the markets have struggled while adjusting to the fact that earnings growth is decelerating after reaching a cyclical peak in 2004. While earnings are still increasing, the rates will be more along the long-term trend rate of 8% to 10%. At the same time, the dollar has strengthened in 2005, so currency translation has begun to detract from returns.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

                 FOREIGN  INVESTING  IS SUBJECT  TO  ADDITIONAL  RISKS,  SUCH AS
                 CURRENCY  FLUCTUATIONS,   MARKET  ILLIQUIDITY,   AND  POLITICAL
                 INSTABILITY.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT SPECIFIC HOLDINGS OR SECTORS CONTRIBUTED POSITIVELY TO PERFORMANCE?

                 Even though the technology sector overall struggled, our stock selection there was the most significant positive contributor to the Fund's performance. Our holding in Samsung Electronics Co. Ltd. (Korea) did very well given the company's world leadership in semiconductors, LCD TV components, and flash memory, which is used in MP3 players. Canon, Inc. (Japan) also performed well on a relative basis.

                 Retailing was another area where our stock selection was good, led by Hennes & Mauritz AB "B" (Sweden) and Esprit Holdings Ltd. (Hong Kong). H&M continued to expand profit margins based on good inventory control, and Esprit had strong growth in same-store sales while expanding the number of stores, especially in Germany.

                 Two other sectors that had a positive impact were transportation, led by Canadian National Railway Co. (Canada), and energy, where we overcame an underweight position in this top-performing sector through excellent stock selection. We owned EnCana Corp. (Canada), a company that has some particularly productive oilfields in western Canada that are exceeding expectations.

WHAT SECTORS OR HOLDINGS DETRACTED MOST FROM PERFORMANCE?

                 Leisure was a particularly poor sector. In the first half of the reporting year, our holdings in British Sky Broadcasting Group plc (U.K.) and News Corp. (Australia) were large detractors. The stock of Nintendo Co. Ltd. (Japan), the world's largest manufacturer of handheld game machines, traded lower after management reported that software providers had delayed the

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-20.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 release of games to be used in its DS system, a small, handheld device that was introduced last fall. Our original thesis, that Nintendo is well-positioned to increase earnings through a new game cycle, remained intact.

                 Nok Corp. (Japan), which among other things suffered from a lagging auto seals business, was a disappointing holding that we eventually sold.

CAN YOU TELL US ABOUT ANY NEW PURCHASES IN THE PAST SIX MONTHS?

                 We've bought shares in Asahi Glass Co. (Japan), one of the few global producers of the high-quality glass used for LCD televisions. As the price of big-screen televisions comes down, volumes should increase for component manufacturers such as Asahi.

WHAT'S YOUR OUTLOOK?

                 We believe there will be a deceleration of global earnings growth to normalized levels, that is, 8% to 9% earnings growth over the next three to five years. With cash balances still at high levels, corporate activity including capital spending and share buybacks should continue to support opportunities for well-positioned companies. We will continue to invest on a security-specific basis in order to capitalize on our core competency of bottom up, fundamental research.

                 On behalf of everyone at USAA, we thank you for your continued support.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-20.

                                                                               7
 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA INTERNATIONAL FUND

--------------------------------------------------------------------------------
                             USAA INTERNATIONAL FUND
                         OVERALL MORNINGSTAR RATINGS(TM)

    out of 170 foreign large growth funds for the period ending May 31, 2005:

                                 OVERALL RATING
                                     * * * *

         3-YEAR                      5-YEAR                         10-YEAR
         * * * *                    * * * * *                       * * * *
    out of 170 funds             out of 126 funds               out of 44 funds

           The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and 10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

                             [LOGO OF LIPPER LEADER]
                                  PRESERVATION

The Fund is listed as a Lipper Leader for Preservation of 7,657 equity funds within the Lipper International Multi-Cap Core Funds category for the overall period ended May 31, 2005.

LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF MAY 31, 2005. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 7,657 EQUITY FUNDS FOR THE THREE-YEAR PERIOD, AND A SCORE OF 2 AMONG 5,515 AND 1,882 EQUITY FUNDS IN LIPPER'S INTERNATIONAL MULTI-CAP CORE FUNDS CATEGORY
FOR THE FIVE- AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION METRIC OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERNATIONAL FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation with current income as a secondary objective.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests at least 80% of the Fund's assets in equity securities of foreign (including emerging market) companies.

------------------------------------------------------------------------------
                                           5/31/05                  5/31/04
------------------------------------------------------------------------------
Net Assets                              $645.9 Million          $479.5 Million
Net Asset Value Per Share                  $21.32                  $20.45

-------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/05
-------------------------------------------------------------------

1 YEAR                              5 YEARS                10 YEARS
11.91%                               2.13%                   6.95%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               USAA INTERNATIONAL     LIPPER INTERNATIONAL     LIPPER INTERNATIONAL     MSCI-EAFE
                     FUND                 FUNDS INDEX           FUNDS AVERAGE            INDEX
               ------------------     --------------------     --------------------     ----------
05/31/1995         $10,000.00              $10000.00               $10000.00            $10000.00
06/30/1995          10,076.05               10037.97                10034.90              9824.63
07/31/1995          10,593.51               10589.79                10571.93             10436.28
08/31/1995          10,345.37               10410.87                10358.01             10038.17
09/30/1995          10,466.26               10584.99                10532.66             10234.22
10/31/1995          10,269.02               10364.61                10332.60              9959.12
11/30/1995          10,352.03               10472.84                10437.08             10236.22
12/31/1995          10,678.33               10776.57                10739.53             10648.64
01/31/1996          11,030.23               11031.20                10990.85             10692.36
02/29/1996          11,222.17               11078.55                11056.07             10728.50
03/31/1996          11,426.90               11251.62                11241.19             10956.33
04/30/1996          11,932.35               11618.19                11589.51             11274.87
05/31/1996          11,970.74               11605.18                11595.45             11067.39
06/30/1996          12,053.91               11710.91                11677.44             11129.68
07/31/1996          11,476.76               11315.91                11249.86             10804.39
08/31/1996          11,823.55               11463.49                11424.14             10828.06
09/30/1996          12,039.48               11719.76                11677.60             11115.72
10/31/1996          11,993.68               11673.22                11632.20             11001.97
11/30/1996          12,634.28               12222.31                12159.18             11439.72
12/31/1996          12,722.71               12331.43                12230.95             11292.56
01/31/1997          13,127.98               12347.34                12241.57             10897.35
02/28/1997          13,194.41               12570.23                12402.98             11075.59
03/31/1997          13,214.34               12636.83                12438.22             11115.69
04/30/1997          13,300.71               12691.84                12458.96             11174.67
05/31/1997          13,971.73               13407.46                13187.66             11901.85
06/30/1997          14,682.61               14051.33                13804.10             12558.21
07/31/1997          15,151.12               14502.46                14222.75             12761.37
08/31/1997          14,341.41               13456.84                13226.21             11808.30
09/30/1997          15,288.36               14320.47                14073.50             12469.79
10/31/1997          14,231.62               13233.45                13044.52             11511.30
11/30/1997          13,765.01               13122.40                12942.61             11393.95
12/31/1997          13,873.01               13225.19                13049.89             11493.33
01/31/1998          13,873.01               13545.06                13359.52             12018.96
02/28/1998          14,782.00               14404.94                14264.41             12790.17
03/31/1998          15,698.21               15187.23                15033.92             13184.00
04/30/1998          16,066.14               15420.65                15261.01             13288.35
05/31/1998          15,828.07               15451.30                15295.63             13223.86
06/30/1998          15,474.57               15316.19                15174.14             13323.96
07/31/1998          15,399.14               15551.16                15395.68             13459.05
08/31/1998          12,792.79               13314.11                13151.25             11791.62
09/30/1998          12,344.70               12899.69                12698.80             11430.11
10/31/1998          13,487.32               13848.22                13665.13             12621.59
11/30/1998          13,875.65               14541.87                14374.12             13268.21
12/31/1998          14,420.82               14899.72                14813.03             13791.63
01/31/1999          14,622.46               14990.11                14976.23             13750.91
02/28/1999          14,099.70               14604.50                14593.39             13423.19
03/31/1999          14,405.89               15090.59                15118.58             13983.50
04/30/1999          15,182.56               15793.94                15852.70             14550.09
05/31/1999          14,779.29               15207.05                15205.55             13800.78
06/30/1999          15,354.33               15928.21                16004.21             14338.83
07/31/1999          15,904.36               16283.93                16421.23             14765.03
08/31/1999          16,071.29               16412.57                16569.90             14818.95
09/30/1999          16,071.29               16465.28                16630.88             14968.11
10/31/1999          16,207.88               17039.91                17277.96             15528.76
11/30/1999          17,133.61               18289.68                18612.91             16068.30
12/31/1999          18,551.90               20536.83                20913.20             17510.45
01/31/2000          17,824.06               19334.74                19765.64             16397.86
02/29/2000          18,536.07               20610.60                21045.60             16839.29
03/31/2000          19,018.66               20663.71                21109.24             17492.04
04/30/2000          18,093.04               19353.01                19727.72             16571.55
05/31/2000          17,626.28               18821.24                19040.82             16166.82
06/30/2000          18,496.52               19692.64                19914.06             16799.08
07/31/2000          17,869.85               19054.34                19252.17             16094.78
08/31/2000          18,144.77               19376.36                19607.47             16234.48
09/30/2000          17,203.38               18247.53                18449.66             15444.00
10/31/2000          16,495.25               17627.88                17787.89             15079.18
11/30/2000          15,820.44               16883.72                17009.30             14513.71
12/31/2000          16,545.23               17514.16                17650.54             15029.57
01/31/2001          16,820.15               17617.32                17741.61             15021.82
02/28/2001          15,628.83               16381.14                16444.90             13895.67
03/31/2001          14,504.16               15229.43                15210.45             12969.38
04/30/2001          15,620.50               16155.70                16214.14             13870.64
05/31/2001          15,187.29               15764.35                15798.54             13381.09
06/30/2001          14,645.78               15319.11                15252.55             12833.87
07/31/2001          14,554.14               14920.90                14841.66             12600.36
08/31/2001          14,429.18               14621.70                14480.06             12281.04
09/30/2001          12,921.28               13028.58                12923.35             11037.13
10/31/2001          13,262.85               13381.46                13261.84             11319.82
11/30/2001          13,787.69               13881.09                13782.06             11737.10
12/31/2001          14,133.64               14128.69                13980.40             11806.83
01/31/2002          13,645.11               13558.42                13400.24             11179.48
02/28/2002          13,897.80               13748.47                13481.36             11257.90
03/31/2002          14,655.86               14475.72                14204.97             11921.53
04/30/2002          14,706.40               14577.27                14268.15             11945.50
05/31/2002          14,849.59               14785.69                14433.67             12096.86
06/30/2002          14,377.91               14202.06                13857.15             11615.34
07/31/2002          12,920.74               12784.21                12483.81             10468.67
08/31/2002          12,996.55               12794.41                12457.80             10444.91
09/30/2002          12,027.92               11416.46                11138.88              9323.19
10/31/2002          12,743.86               12008.98                11676.99              9824.27
11/30/2002          12,979.70               12577.52                12197.50             10270.15
12/31/2002          12,850.83               12175.03                11799.12              9924.82
01/31/2003          12,307.24               11729.13                11339.88              9510.48
02/28/2003          12,009.96               11381.84                11057.69              9292.22
03/31/2003          11,899.54               11103.10                10825.28              9109.64
04/30/2003          13,037.69               12202.33                11836.14             10002.50
05/31/2003          13,708.68               12986.12                12560.03             10608.57
06/30/2003          13,904.03               13292.94                12836.87             10864.94
07/31/2003          14,048.43               13665.67                13153.00             11127.94
08/31/2003          14,209.80               14059.98                13494.64             11396.67
09/30/2003          14,575.03               14342.13                13777.94             11747.99
10/31/2003          15,263.01               15197.20                14609.34             12480.23
11/30/2003          15,764.13               15502.45                14904.45             12757.70
12/31/2003          16,950.57               16557.44                15959.55             13754.38
01/31/2004          17,215.96               16913.25                16246.34             13948.88
02/29/2004          17,686.81               17299.95                16584.07             14270.88
03/31/2004          17,566.95               17384.27                16637.35             14351.18
04/30/2004          17,352.93               16866.12                16142.15             14026.54
05/31/2004          17,498.47               16856.55                16155.35             14056.20
06/30/2004          17,763.86               17196.14                16475.43             14382.07
07/31/2004          17,190.28               16632.99                15941.24             13915.32
08/31/2004          17,233.08               16721.46                16029.21             13976.77
09/30/2004          17,712.49               17166.79                16495.35             14342.06
10/31/2004          18,251.83               17711.10                17023.43             14831.12
11/30/2004          19,253.45               18847.25                18111.23             15844.28
12/31/2004          20,079.43               19636.30                18870.64             16539.25
01/31/2005          19,702.65               19318.85                18532.08             16235.81
02/28/2005          20,566.48               20160.56                19334.85             16937.35
03/31/2005          20,024.29               19626.42                18818.43             16511.84
04/30/2005          19,583.19               19129.89                18356.75             16123.64
05/31/2005          19,583.18               19250.68                18406.35             16131.44

                                   [END CHART]

                 DATA FROM 5/31/95 THROUGH 5/31/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund to the following benchmarks:

              o The Lipper International Funds Index tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

              o The Lipper International Funds Average is an average
                performance level of all international funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

              o The Morgan Stanley Capital International Europe, Australia and
                Far East (MSCI-EAFE) Index is an unmanaged index that reflects the movements of stock markets in Europe, Australia, and the Far East by representing a broad selection of domestically listed companies within each market.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------
               TOP 10 INDUSTRIES
               (% of Net Assets)
--------------------------------------------------

Pharmaceuticals                               8.0%

Diversified Banks                             5.1%

Regional Banks                                4.7%

Household Products                            4.0%

Integrated Telecommunication Services         3.9%

Casinos & Gaming                              3.6%

Apparel Retail                                3.5%

Industrial Machinery                          3.5%

Wireless Telecommunication Services           3.5%

Oil & Gas Exploration & Production            3.1%

----------------------------------------------
           TOP 10 EQUITY HOLDINGS
              (% of Net Assets)
----------------------------------------------

Reckitt Benckiser plc                     4.0%

Roche Holdings AG                         3.2%

Samsung Electronics Co. Ltd.              2.4%

Schneider Electric S.A.                   2.4%

Vodafone Group plc                        2.4%

Total S.A. ADR                            2.3%

Canon, Inc.                               2.2%

Sandvik AB                                2.2%

Telefonica S.A.                           2.2%

UBS AG                                    2.2%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-20.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                     ASSET ALLOCATION
                          5/31/05

               [PIE CHART OF ASSET ALLOCATION]

United Kingdom                                       19.5%
France                                               17.1%
Japan                                                15.8%
Switzerland                                           8.1%
Sweden                                                5.9%
Spain                                                 5.0%
Hong Kong                                             3.4%
Other*                                               35.6%

                        [END CHART]

                 *INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO, MONEY
                  MARKET INSTRUMENTS, (2.5%), AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (10.9%).

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 FOREIGN  INVESTING  IS SUBJECT  TO  ADDITIONAL  RISKS,  SUCH AS
                 CURRENCY  FLUCTUATIONS,   MARKET  ILLIQUIDITY,   AND  POLITICAL
                 INSTABILITY.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-20.

14

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INTERNATIONAL FUND

         The following federal tax information related to the Fund's fiscal year ended May 31, 2005, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2006.

         Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $3,680,000.

         The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid during the fiscal year by the Fund are $13,997,000 and $1,254,000, respectively.

         0.43%  of  ordinary  income  distributions   qualifies  for  dividends-
         received deductions eligible to corporations.

         The Fund has designated a portion of the amount paid to redeeming shareholders, in the amount of $2,344,000, as a long-term capital gain distribution for tax purposes.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA INTERNATIONAL FUND:

We have audited the accompanying statement of assets and liabilities of the USAA International Fund (a portfolio of USAA Investment Trust) (the "Fund"), including the portfolio of investments, as of May 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors whose report dated July 5, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA International Fund at May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & Young LLP

San Antonio, Texas
July 13, 2005

16

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERNATIONAL FUND
MAY 31, 2005

    NUMBER                                                                                             MARKET
 OF SHARES     SECURITY                                                                                 VALUE
-------------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (97.0%)

               STOCKS (97.0%)

               AUSTRALIA (1.1%)
   666,798     QBE Insurance Group Ltd. (Property & Casualty Insurance)                              $  7,388
                                                                                                     --------
               AUSTRIA (1.7%)
   223,000     Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)                         10,968
                                                                                                     --------
               BRAZIL (0.9%)
   188,400     Companhia Vale Do Rio Doce ADR (Steel)                                                   5,469
                                                                                                     --------
               CANADA (2.9%)
   174,891     Canadian National Railway Co. (Railroads)                                               10,717
   231,140     EnCana Corp. (Oil & Gas Exploration & Production)                                        8,011
                                                                                                     --------
                                                                                                       18,728
                                                                                                     --------
               FRANCE (17.1%)
   544,720     AXA S.A. (Multi-Line Insurance)                                                         13,279
    33,417     Air Liquide S.A. (Industrial Gases)                                                      5,811
    64,167     Air Liquide S.A. - Bonus Shares (Industrial Gases)
                  (acquired 7/02/2002-11/29/2004; cost: $9,085)(a,b)                                   11,157
   202,660     Business Objects S.A. (Application Software)*(c)                                         5,808
   349,040     Credit Agricole S.A. (Regional Banks)(c)                                                 9,050
   115,930     Groupe DANONE (Packaged Foods & Meat)(c)                                                10,664
   114,690     LVMH Moet Hennessy Louis Vuitton S.A. (Apparel &
                  Accessories & Luxury Goods)                                                           8,186
    93,000     Sanofi-Aventis S.A. (Pharmaceuticals)(c)                                                 8,388
   210,846     Schneider Electric S.A. (Electrical Components & Equipment)(c)                          15,515
    98,648     Societe Television Francaise 1 (Broadcasting & Cable TV)                                 2,672
   132,473     Total S.A. ADR (Integrated Oil & Gas)(c)                                                14,730
   145,520     Veolia Environnement S.A. (Multi-Utilities)(c)                                           5,488
                                                                                                     --------
                                                                                                      110,748
                                                                                                     --------
               GERMANY (1.3%)
    14,300     Premiere AG (Broadcasting & Cable TV)*                                                     498
   121,490     Schering AG (Pharmaceuticals)                                                            7,635
                                                                                                     --------
                                                                                                        8,133
                                                                                                     --------
               HONG KONG (3.4%)
16,781,500     CNOOC Ltd. (Oil & Gas Exploration & Production)                                          9,221
   803,000     Esprit Holdings Ltd. (Apparel Retail)                                                    5,754

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

    NUMBER                                                                                             MARKET
 OF SHARES     SECURITY                                                                                 VALUE
-------------------------------------------------------------------------------------------------------------
 7,375,000     Hutchison Telecommunications International Ltd. (Wireless
                  Telecommunication Services)*                                                       $  6,967
                                                                                                     --------
                                                                                                       21,942
                                                                                                     --------
               HUNGARY (1.1%)
   116,000     OTP Bank Ltd. GDR (Regional Banks)                                                       7,134
                                                                                                     --------
               INDONESIA (0.4%)
 6,974,000     PT Bank Central Asia Tbk (Diversified Banks)                                             2,546
                                                                                                     --------
               IRELAND (1.1%)
   438,740     Depfa Bank plc (Specialized Finance)                                                     7,040
                                                                                                     --------
               ISRAEL (1.1%)
   306,200     Check Point Software Technologies Ltd. (Systems Software)*                               6,954
                                                                                                     --------
               ITALY (1.5%)
    90,765     FastWeb S.p.A. (Communications Equipment)*(c)                                            3,964
   304,497     RAS S.p.A. (Multi-Line Insurance)(c)                                                     5,871
                                                                                                     --------
                                                                                                        9,835
                                                                                                     --------
               JAPAN (15.8%)
 1,021,000     Asahi Glass Co. (Building Products)                                                     11,063
   449,000     Bridgestone Corp. (Tires & Rubber)                                                       8,874
   265,000     Canon, Inc. (Electronic Equipment Manufacturers)                                        14,405
   278,800     Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                                         4,128
   307,000     Kaneka Corp. (Diversified Chemicals)                                                     3,205
    47,700     Murata Manufacturing Co. Ltd. (Electrical Components & Equipment)                        2,435
    78,200     Nintendo Co. Ltd. (Leisure Products)                                                     8,315
   173,300     Nitto Denko Corp. (Specialty Chemicals)                                                  9,756
   816,000     Sekisui Chemical Co. Ltd. (Homebuilding)                                                 5,676
 1,413,000     Shinsei Bank Ltd. (Diversified Banks)                                                    7,173
 2,508,000     Tokyo Gas Co. Ltd. (Gas Utilities)                                                       9,844
 1,363,000     Toray Industries, Inc. (Textiles)                                                        6,066
   305,400     Toyota Motor Corp. (Automobile Manufacturers)                                           10,861
                                                                                                     --------
                                                                                                      101,801
                                                                                                     --------
               KOREA (2.4%)
    31,590     Samsung Electronics Co. Ltd. (Semiconductors)                                           15,333
                                                                                                     --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

    NUMBER                                                                                             MARKET
 OF SHARES     SECURITY                                                                                 VALUE
-------------------------------------------------------------------------------------------------------------
               MEXICO (2.0%)
   137,940     Grupo Televisa S.A. de C.V. ADR (Broadcasting & Cable TV)                             $  8,276
 1,284,900     Wal-Mart de Mexico S.A. (General Merchandise Stores)                                     4,870
                                                                                                     --------
                                                                                                       13,146
                                                                                                     --------
               NETHERLANDS (1.0%)
   489,170     Reed Elsevier N.V. (Publishing)                                                          6,760
                                                                                                     --------
               POLAND (0.5%)
   445,590     Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)*                          3,484
                                                                                                     --------
               SINGAPORE (2.3%)
   583,000     DBS Group Holdings Ltd. (Diversified Banks)                                              4,862
 6,562,000     Singapore Telecommunications Ltd. (Integrated
                  Telecommunication Services)                                                          10,236
                                                                                                     --------
                                                                                                       15,098
                                                                                                     --------
               SPAIN (5.0%)
   713,420     Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)                                11,184
   254,760     Iberdrola S.A. (Electric Utilities)                                                      6,505
   840,771     Telefonica S.A. (Integrated Telecommunication Services)                                 14,081
    13,053     Telefonica S.A. ADR (Integrated Telecommunication Services)                                659
                                                                                                     --------
                                                                                                       32,429
                                                                                                     --------
               SWEDEN (5.9%)
   511,260     Atlas Copco AB "A" (Industrial Machinery)                                                7,799
   170,420     Atlas Copco AB "A" Redemption Shares (Industrial Machinery)*                               458
   276,060     Hennes & Mauritz AB "B" (Apparel Retail)                                                 9,757
 1,758,910     LM Ericsson Telephone Co. "B" ADR (Communications Equipment)                             5,531
   362,750     Sandvik AB (Industrial Machinery)                                                       14,308
                                                                                                     --------
                                                                                                       37,853
                                                                                                     --------
               SWITZERLAND (8.1%)
    30,531     Nestle S.A. (Packaged Foods & Meat)                                                      8,033
   163,330     Roche Holdings AG (Pharmaceuticals)                                                     20,592
    10,980     Straumann AG (Health Care Supplies)                                                      2,212
    16,712     Syngenta AG (Specialty Chemicals)*                                                       1,731
    52,150     Synthes, Inc. (Health Care Equipment)                                                    5,727
   182,188     UBS AG (Diversified Capital Markets)                                                    14,046
                                                                                                     --------
                                                                                                       52,341
                                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

    NUMBER                                                                                             MARKET
 OF SHARES     SECURITY                                                                                 VALUE
-------------------------------------------------------------------------------------------------------------
               TAIWAN (0.3%)
 1,904,687     Compal Electronics, Inc. (Computer Hardware)                                          $  1,828
                                                                                                     --------
               THAILAND (0.6%)
 1,313,600     Bangkok Bank Public Co. Ltd. (Diversified Banks)                                         3,750
                                                                                                     --------
               UNITED KINGDOM (19.5%)
 1,136,720     Amvescap plc (Investment Banking & Brokerage)                                            6,661
   262,650     AstraZeneca plc (Pharmaceuticals)                                                       11,144
   401,810     BG Group plc (Oil & Gas Exploration & Production)                                        3,043
   170,300     BOC Group plc (Diversified Chemicals)                                                    3,113
   629,990     Diageo plc (Distillers & Vintners)                                                       9,049
 2,328,900     Hilton Group plc (Casinos & Gaming)                                                     12,029
 1,573,980     Kingfisher plc (Home Improvement Retail)                                                 7,350
   263,350     Next plc (Apparel Retail)                                                                6,891
   840,070     Reckitt Benckiser plc (Household Products)                                              25,645
   123,935     Royal Bank Scotland Group plc (Diversified Banks)                                        3,639
   541,915     Smith & Nephew plc (Health Care Equipment)                                               5,352
 6,252,510     Vodafone Group plc (Wireless Telecommunication Services)                                15,764
 1,232,800     William Hill plc (Casinos & Gaming)                                                     11,078
   687,000     Yell Group plc (Publishing)                                                              5,103
                                                                                                     --------
                                                                                                      125,861
                                                                                                     --------
               Total stocks (cost: $527,078)                                                          626,569
                                                                                                     --------
               RIGHTS (0.0%)(i)

               SWEDEN
   355,750     Sandvik AB (Industrial Machinery)* (cost: $0)                                              209
                                                                                                     --------
               Total equity securities (cost: $527,078)                                               626,778
                                                                                                     --------

 PRINCIPAL
    AMOUNT
     (000)
----------
               MONEY MARKET INSTRUMENTS (2.5%)

               COMMERCIAL PAPER
   $16,017     Morgan Stanley Dean Witter Co., 3.04%, 6/01/2005
                  (cost: $16,017)                                                                      16,017
                                                                                                     --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                                                              VALUE
     (000)     SECURITY                                                                                 (000)
-------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (10.9%)

               REPURCHASE AGREEMENTS (10.5%)(E)
   $13,000     CS First Boston Corp., 3.05%, acquired on 5/31/2005 and due
                  6/01/2005 at $13,000 (collateralized by $13,225 of Freddie Mac
                  Notes(f), 4.13%, due 2/24/2011; market value $13,264)                              $ 13,000
    22,000     Deutsche Bank Securities, Inc., 3.04%, acquired on 5/31/2005 and due 6/01/2005 at $22,000 (collateralized by $20,000 of Freddie Mac
                  Notes(f), 2.30%(g), due 2/24/2006; and $2,644 of Federal Farm Credit
                  Discount Notes(f), 3.37%(h), due 10/14/2005; combined market
                  value $22,440)                                                                       22,000
    24,000     Lehman Brothers, Inc., 3.04%, acquired on 5/31/2005 and due
                  6/01/2005 at $24,000 (collateralized by $20,453 of Fannie
                  Mae STRIPS(f), 3.86% - 4.90%(h), due 8/15/2007 - 5/15/2029;
                  $17,939 of Freddie Mac STRIPS(f), 3.89% - 4.90%(h), due
                  8/15/2007- 3/15/2031; and $5,026 of Tennessee Valley Auth.
                  STRIPS, 4.82% - 4.92%(h), due 7/15/2025 - 1/15/2038;
                  combined market value $24,481)                                                       24,000
     9,000     Morgan Stanley & Co., Inc., 3.05%, acquired on 5/31/2005 and due 6/01/2005 at $9,000 (collateralized by $9,205 of Fannie Mae
                  Discount Notes(f), 3.00%(h), due 7/01/2005; market value $9,181)                      9,000
                                                                                                     --------
                                                                                                       68,000
                                                                                                     --------

    NUMBER
 OF SHARES
               MONEY MARKET FUNDS (0.4%)
 2,603,219     AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.97%(d)                          2,603
                                                                                                     --------
               Total short-term investments purchased with cash collateral
                  from securities loaned (cost: $70,603)                                               70,603
                                                                                                     --------
               TOTAL INVESTMENTS (COST: $613,698)                                                    $713,398
                                                                                                     ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERNATIONAL FUND
MAY 31, 2005

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees, and valued using methods determined by a pricing service, under valuation procedures approved by the Board of Trustees. The market value of this security at May 31, 2005, was $11,157,000, which represented 1.7% of the Fund's net assets.

         (b) Security was fair valued at May 31, 2005, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (c) The security or a portion thereof was out on loan as of May 31, 2005.

         (d) Rate represents the money market fund annualized seven-day yield at May 31, 2005.

22

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

         (e) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (f) U.S. government agency issues - securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at May 31, 2005.

         (h) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (i) Represents less than 0.1% of net assets.

         *   Non-income-producing security for the year ended May 31, 2005.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERNATIONAL FUND
MAY 31, 2005

ASSETS
   Investments in securities, at market value (including securities
      on loan of $66,486) (identified cost of $613,698)                               $713,398
   Cash                                                                                      7
   Cash denominated in foreign currencies (identified cost of $625)                        615
   Receivables:
      Capital shares sold                                                                1,024
      USAA Transfer Agency Company (Note 7D)                                                 3
      Dividends and interest                                                             2,576
      Securities sold                                                                    2,479
      Other                                                                                195
                                                                                      --------
         Total assets                                                                  720,297
                                                                                      --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                  70,608
      Securities purchased                                                               2,884
      Capital shares redeemed                                                              398
   Unrealized depreciation on foreign currency contracts held, at value                      1
   Accrued management fees                                                                 411
   Accrued transfer agent's fees                                                             9
   Other accrued expenses and payables                                                      78
                                                                                      --------
         Total liabilities                                                              74,389
                                                                                      --------
            Net assets applicable to capital shares outstanding                       $645,908
                                                                                      ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                    $520,583
   Accumulated undistributed net investment income                                       3,438
   Accumulated net realized gain on investments                                         22,237
   Net unrealized appreciation of investments                                           99,700
   Net unrealized depreciation on foreign currency translations                            (50)
                                                                                      --------
            Net assets applicable to capital shares outstanding                       $645,908
                                                                                      ========
   Capital shares outstanding, unlimited number of shares authorized, no par value      30,298
                                                                                      ========
   Net asset value, redemption price, and offering price per share                    $  21.32
                                                                                      ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERNATIONAL FUND
YEAR ENDED MAY 31, 2005

INVESTMENT INCOME

   Dividends (net of foreign taxes withheld of $1,585)                   $11,742
   Interest                                                                  343
   Securities lending                                                        370
                                                                         -------
      Total income                                                        12,455
                                                                         -------
EXPENSES
   Management fees                                                         4,221
   Administration and servicing fees                                         829
   Transfer agent's fees                                                   1,152
   Custody and accounting fees                                               364
   Postage                                                                   120
   Shareholder reporting fees                                                 34
   Trustees' fees                                                              8
   Registration fees                                                          66
   Professional fees                                                          57
   Other                                                                       9
                                                                         -------
      Total expenses                                                       6,860
   Expenses paid indirectly                                                  (73)
                                                                         -------
      Net expenses                                                         6,787
                                                                         -------
NET INVESTMENT INCOME                                                      5,668
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                         32,598
      Foreign currency transactions                                         (190)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         19,169
      Foreign currency translations                                          (98)
                                                                         -------
         Net realized and unrealized gain                                 51,479
                                                                         -------
   Increase in net assets resulting from operations                      $57,147
                                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERNATIONAL FUND
YEARS ENDED MAY 31,

                                                                     2005             2004
                                                                 --------------------------
FROM OPERATIONS
   Net investment income                                         $  5,668         $   3,764
   Net realized gain on investments                                32,598            37,376
   Net realized loss on foreign currency transactions                (190)             (153)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                  19,169            55,707
      Foreign currency translations                                   (98)              (33)
                                                                 --------------------------
         Increase in net assets resulting from operations          57,147            96,661
                                                                 --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (3,680)           (2,281)
   Net realized gains                                             (35,604)           (1,058)
                                                                 --------------------------
      Distributions to shareholders                               (39,284)           (3,339)
                                                                 --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      188,433           167,465
   Reinvested dividends                                            38,077             3,186
   Cost of shares redeemed                                        (77,945)         (132,039)
                                                                 --------------------------
      Increase in net assets from capital share transactions      148,565            38,612
                                                                 --------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 7D)                                                 3                 -
                                                                 --------------------------
   Net increase in net assets                                     166,431           131,934

NET ASSETS
     Beginning of period                                          479,477           347,543
                                                                 --------------------------
     End of period                                               $645,908         $ 479,477
                                                                 ==========================
  Accumulated undistributed net investment income:
     End of period                                               $  3,438         $   3,546
                                                                 ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                       8,747             9,100
  Shares issued for dividends reinvested                            1,766               164
  Shares redeemed                                                  (3,661)           (7,344)
                                                                 --------------------------
     Increase in shares outstanding                                 6,852             1,920
                                                                 ==========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERNATIONAL FUND
MAY 31, 2005

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA International Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is capital appreciation with current income as a secondary objective.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange
                (NYSE) on each business day the exchange is open) as set forth below:

                1. Equity securities, except as otherwise noted, traded
                   primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                   (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

                   the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

                4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                5. Securities for which market quotations are not readily
                   available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

             D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

                required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

             E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

                net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

             F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended May 31, 2005, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $68,000 and $5,000, respectively, resulting in a total reduction in Fund expenses of $73,000.

             G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

             H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

         For the year ended May 31, 2005, the Fund paid CAPCO facility fees of $3,000, which represents 1.7% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under any of these agreements during the year ended May 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital by $2,344,000, decrease accumulated undistributed net investment income by $2,096,000, and decrease accumulated net realized gain on investments by $248,000. This includes differences in the accounting for foreign currency gains and losses, other security transactions, the treatment of dividends, and the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends-paid deduction for federal income tax purposes. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended May 31, 2005, and 2004, was as follows:

                                                      2005                2004
                                                  ------------------------------
Ordinary income*                                  $12,638,000         $2,281,000
Long-term realized capital gains                   26,646,000          1,058,000

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

         As of May 31, 2005, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                        $ 4,892,000
Undistributed long-term capital gains                                 22,370,000
Accumulated capital and other losses                                    (182,000)
Unrealized appreciation of investments                                98,294,000
Unrealized depreciation on foreign currency translations                 (50,000)

         The difference between book-basis and tax-basis appreciation of investments is attributable to the tax deferral of losses on wash sales and differences in the timing of recognition of unrealized gains and losses on certain investments.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2005, the Fund had a current post-October currency loss of $182,000, for federal income tax purposes, which will be recognized on the first day of the following fiscal year.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases  and  proceeds  from sales of  securities,  excluding
         short-term   securities,   for  the  year  ended  May  31,  2005,  were
         $333,681,000 and $221,306,000, respectively.

         As of May 31, 2005, the cost of securities, including short-term securities, for federal income tax purposes, was $615,104,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2005, for federal income tax purposes, were $108,764,000 and $10,470,000, respectively, resulting in net unrealized appreciation of $98,294,000.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         At May 31, 2005, the terms of open foreign currency contracts were as follows (in thousands):

                                  FOREIGN CURRENCY CONTRACTS TO BUY
----------------------------------------------------------------------------------------------------
                                        U.S. DOLLAR                                     UNREALIZED
EXCHANGE          CONTRACTS TO          VALUE AS OF            IN EXCHANGE             APPRECIATION
  DATE              RECEIVE              5/31/2005           FOR U.S. DOLLAR          (DEPRECIATION)
----------------------------------------------------------------------------------------------------
6/01/2005               41                 $   75                $   75                    $ -
                  Pound Sterling
6/02/2005               342                   622                   625                     (3)
                  Pound Sterling
6/02/2005                9                    133                   134                     (1)
                 Indonesian Rupiah
6/02/2005               10                    185                   185                      -
                 Indonesian Rupiah
----------------------------------------------------------------------------------------------------
                                           $1,015                $1,019                    $(4)
----------------------------------------------------------------------------------------------------

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

                                 FOREIGN CURRENCY CONTRACTS TO SELL
----------------------------------------------------------------------------------------------------
                                        U.S. DOLLAR                                     UNREALIZED
EXCHANGE         CONTRACTS TO           VALUE AS OF            IN EXCHANGE             APPRECIATION
  DATE             DELIVER               5/31/2005           FOR U.S. DOLLAR          (DEPRECIATION)
----------------------------------------------------------------------------------------------------
6/01/2005            16                    $ 19                   $ 20                     $1
                    Euro
6/03/2005            192                    236                    236                      -
                    Euro
6/01/2005           5,833                    54                     54                      -
                 Japanese Yen
6/02/2005           16,592                  153                    154                      1
                 Japanese Yen
6/03/2005           16,130                  149                    150                      1
                 Japanese Yen
----------------------------------------------------------------------------------------------------
                                           $611                   $614                     $3
----------------------------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the year ended May 31, 2005, the Fund received securities-lending income of

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

         $370,000, which is net of the 20% income retained by MetWest. As of May 31, 2005, the Fund loaned securities having a fair market value of approximately $66,486,000 and received cash collateral of $70,608,000 for the loans. Of this amount $70,603,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $5,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper International Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper International Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper International Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                For the year ended May 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $4,221,000, which included a performance adjustment of $76,000 that increased the base management fee of 0.75% by 0.01%.

             B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFSIM), under which MFSIM directs the

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

                investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFSIM a subadvisory fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the USAA World Growth Fund, the USAA International Fund, the USAA Life Investment Trust World Growth Fund, and the portion of the USAA Cornerstone Strategy Fund that MFSIM manages (MFSIM Funds), plus 0.225% of the aggregate average net assets of the MFSIM Funds over $350 million but not over $1 billion, plus 0.200% of the aggregate average net assets of the MFSIM Funds over $1 billion. Prior to August 1, 2004, the Manager (not the
                Fund) paid MFSIM a subadvisory fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the MFSIM Funds, plus 0.225% of the aggregate average net assets of the MFSIM Funds over $350 million. For the year ended May 31, 2005, the Manager incurred subadvisory fees, paid or payable to MFSIM of $3,212,000 for the MFSIM Funds in total, of which $1,376,000 was based on the average net assets of the USAA International Fund.

             C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $829,000.

             D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

                omnibus basis. For the year ended May 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,152,000. Additionally, the Fund recorded a receivable from SAS of $3,000 at May 31, 2005, for adjustments related to corrections to shareholder transactions.

             E. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                               YEAR ENDED MAY 31,
                                                       -----------------------------------------------------------------
                                                           2005          2004          2003           2002          2001
                                                       -----------------------------------------------------------------
Net asset value at beginning of period                 $  20.45      $  16.15      $  17.63       $  18.23      $  22.28
                                                       -----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                    .10           .15           .11            .14           .16
   Net realized and unrealized gain (loss)                 2.35          4.30         (1.46)          (.56)        (3.01)
                                                       -----------------------------------------------------------------
Total from investment operations                           2.45          4.45         (1.35)          (.42)        (2.85)
                                                       -----------------------------------------------------------------
Less distributions:
   From net investment income                              (.14)         (.10)         (.13)          (.18)         (.11)
   From realized capital gains                            (1.44)         (.05)            -              -         (1.09)
                                                       -----------------------------------------------------------------
Total distributions                                       (1.58)         (.15)         (.13)          (.18)        (1.20)
                                                       -----------------------------------------------------------------
Net asset value at end of period                       $  21.32      $  20.45      $  16.15       $  17.63      $  18.23
                                                       =================================================================
Total return (%)*                                         11.91         27.63         (7.63)         (2.22)       (13.84)
Net assets at end of period (000)                      $645,908      $479,477      $347,543       $382,459      $419,236
Ratio of expenses to average
   net assets (%)**(a)                                     1.24          1.31          1.42           1.32          1.14
Ratio of net investment income
   to average net assets (%)**                             1.02           .91           .79            .78           .84
Portfolio turnover (%)                                    41.11         58.70        148.14          35.63         32.75

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
    Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.
 ** For the year ended May 31, 2005, average net assets were $553,671,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                           (.01%)        (.01%)        (.01%)         (.00%)+       (.00%)+
    + Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INTERNATIONAL FUND
MAY 31, 2005

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2004, through May 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

42

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING             ENDING             DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE       DECEMBER 1, 2004 -
                                   DECEMBER 1, 2005       MAY 31, 2005          MAY 31, 2005
                                   ------------------------------------------------------------
Actual                                $1,000.00            $1,017.10               $6.10
Hypothetical
   (5% return before expenses)         1,000.00             1,018.88                6.11

        *Expenses are equal to the Fund's annualized expense ratio of 1.21%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.43% for the six-month period of December 1, 2004, through May 31, 2005.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA INTERNATIONAL FUND
MAY 31, 2005

         At a meeting of the Board of Trustees held on April 27-28, 2005, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related

44

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

         services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees'
         consideration of the Investment Advisory Agreement and Subadvisory Agreement included certain types of information previously received at such quarterly meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

         Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based

46

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

         upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was above the median of both its expense group and its expense universe. The data indicated that the Fund's total expenses were above the median of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the three-and

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

         five-year periods ended December 31, 2004, exceeded the average of its performance universe for the one-year period ended December 31, 2004, and was comparable to its Lipper index for the one-year period ended December 31, 2004. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one- and three-year periods ended December 31, 2004.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fees are only slightly higher than the asset-weighted average of funds at all asset levels in its peer

48

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INTERNATIONAL FUND
May 31, 2005

         group as set forth in the report prepared by the independent third party. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on their conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

         different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management

50

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INTERNATIONAL FUND
MAY 31, 2005

         of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser.

         As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2004, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Manager's focus on the Subadviser's performance and the explanations of management regarding the factors that contributed to the short-term performance of the Fund. The Board also noted the Subadviser's long-term performance record for similar accounts.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board of Trustees determined that approval of the Subadvisory Agreement with respect to the Fund would be in the interests of the Fund and its shareholders.

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of May 31, 2005. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS(2,4)
         Director
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) The address for all non-interested directors is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN(3,4,5,6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D.(3,4,5,6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR(3,4,5,6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D.(3,4,5,6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER(2,3,4,5,6)
         Director and Chairman of the Board of Directors
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

         (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life
         Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, USAA Capital Corporation (CAPCO) (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/USAA Financial Planning Services (FPS) General Counsel, USAA (10/03-present); Senior Vice President,
         Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc.
         (FAI), FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

56

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the officer positions of Assistant Vice President and Treasurer for IMCO, USAA Shareholder Account Services, FPS, and FAI.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

58

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                                                                              61

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62

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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1900
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions
                              (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                  Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23409-0705                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Trustees of USAA Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Investment Trust. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Investment Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Investment Trust, consists of 10 funds in all. Only 9 funds of the Registrant (excluding the Total Return Strategy Fund) have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Funds' annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2005 and 2004 were $150,400 and $154,195, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Funds' transfer agent USAA Transfer Agency Company (dba USAA Shareholder Account Services) for professional services rendered by Ernst & Young, LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2005 and 2004 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:

----------------------------------------------------------------------------------------------
               Review of Federal,                                  Review of
               State and City        Passive     Quarterly         US/UK Tax
               Income and tax        Foreign     Diversification   Treaty and issues
               returns and excise   Investment   Review under      related to grantor
               tax calculations      Company     Subchapter M      trust                TOTAL
----------------------------------------------------------------------------------------------
FYE 5-31-2005     $41,100            $14,050       $10,993                 0          $ 66,143
FYE 5-31-2004     $39,700            $ 9,167       $ 5,400           $ 1,547          $ 55,814
----------------------------------------------------------------------------------------------
TOTAL             $80,800            $23,217       $16,393           $ 1,547          $121,957
----------------------------------------------------------------------------------------------

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2005 or 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for May 31, 2005 and 2004 were $109,143 and $92,814, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2005 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (EXCEPT TOTAL RETURN STRATEGY FUND)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    July 26, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    August 2, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    August 2, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.